Fair Value Measurements- Unobservable Inputs (Details) $ in Thousands	Sep. 10, 2020 USD ($)
Fair Value Disclosures [Abstract]
Redeemable Convertible Series E preferred stock forward contract liability	$ 21,688
Input	9.17